Private Placement - Additional Information (Detail) - USD ($)		3 Months Ended
	Mar. 18, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of warrants sold			7,880,000
Proceeds from warrant issue	$ 22,300,000	$ 22,250,000
Class of warrants or rights exercise price		$ 11.50	$ 11.50
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights warrants issued during the period	8,900,000		8,900,000
Class of warrants or rights warrants issue price per unit	$ 2.50		$ 2.50
Proceeds from warrant issue			$ 22,300,000
Aggregate proceeds from warrant issue	$ 22,300,000		$ 19,700,000
Class of warrants or rights exercise price	$ 11.50		$ 11.50
Class of warrants or rights lock in period	0
Class of warrant or rights number of shares covered by each warrant or right	1